Annual Total Returns [BarChart] - First Trust Small Cap Core AlphaDEX Fund - First Trust Small Cap Core AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	26.92%
2011	(0.10%)
2012	15.39%
2013	43.15%
2014	1.31%
2015	(8.91%)
2016	22.72%
2017	14.45%
2018	(10.26%)
2019	21.04%